Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets and liabilities [line items]
Book value on the statement of financial position	$ 127,204	$ 117,484